DETAILS OF CASH FLOWS - Items not involving current cash flows (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DETAILS OF CASH FLOWS
Straight-line rent amortization	$ (4,274)	$ 1,101
Tenant incentive amortization	5,402	5,410
Unit-based compensation expense	3,944	4,912
Fair value gains on investment properties, net	(354,707)	(212,106)	[1]
Depreciation and amortization	300	335	[1]
Fair value losses on financial instruments	562	823	[1]
Loss on sale of investment properties	6,871	427	[1]
Amortization of issuance costs relating to debentures and term loans	555	542
Amortization of deferred financing costs	497	219
Deferred income taxes	45,020	5,709
Other	1,040	98
Items not involving current cash flows	$ (294,790)	$ (192,530)

[1]	The Trust has retrospectively applied IFRS 15, Revenue from Contracts with Customers (note 2(o)).